Property and Equipment (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 17,732		$ 88,767
Less accumulated depreciation and amortization			(3,952)		(70,865)
Property and equipment, net	$ 11,798		13,780		17,902
Depreciation expense	$ 2,419	$ 2,631	3,604	$ 5,864	9,716	$ 12,666
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross			12,455		80,483
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross			1,894		3,046
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 3,383		5,220
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 18